Inventory - Schedule of Inventory (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Inventories [Line Items]
Goods	₸ 127,694	₸ 16,194
Less: allowance for impairment losses	(3,172)	(30)
Total inventory	₸ 124,522	₸ 16,164